Stock Options	6 Months Ended
Dec. 31, 2022
Stock Options
Stock Options

15. Stock Options

2012 Plan

The Company’s 2012 Plan expired in February 2022, which provided for the grant of options to purchase up to 1,193,000 shares of the Company’s Common Stock, par value $.05 per share (“Common Stock”), plus up to 57,000 shares under options previously granted under the 2002 Stock Option Plan of the Company (the “Prior Plan”).

The 2012 Plan provided for the granting of incentive or non-incentive stock options. Incentive stock options may be granted to employees at an exercise price equal to 100% (or 110% if the optionee owns directly or indirectly more than 10% of the outstanding voting stock) of the fair market value of the shares of Common Stock on the date of the grant. Non-incentive stock options shall be granted at the fair market value of the shares of Common Stock on the date of grant.

2022 Plan

The Company’s 2022 Plan provides for the issuance of up to 1,750,000 shares of the Company’s Common Stock, par value $. 05 per share, plus outstanding options granted under the Company’s 2012 Stock Option Plan that expire or are forfeited. Incentive stock options may be granted to employees at an exercise price equal to 100% (or 110% if the optionee owns directly or indirectly more than 10% of the outstanding voting stock) of the fair market value of the shares of Common Stock on the date of the grant. Nonstatutory stock options shall be granted at the fair market value of the shares of Common Stock on the date of grant. As of December 31, 2022, 1,874,947 shares of Common Stock were available for grant of options under the 2022 Plan, of which 184,947 shares of Common Stock are from either terminated or expired options from the 2012 Plan.

During the six months ended December 31, 2022 and 2021 (unaudited), the Company granted 0 and 60,000 options under the 2012 Plan, respectively, to employees that had a fair value of $0 and $268,848, respectively. No options were granted under the 2022 plan during the six months ended December 31, 2022 and 2021 (unaudited).

During the years ended June 30, 2022 and 2021, the Company granted 60,000 and 1,094,171 options under the 2012 Plan, respectively, to employees that had a fair value of $268,848 and $7,929,600, respectively. During the year ended June 30, 2022 the Company granted 60,000 options under the 2022 Plan, to employees that had a fair value of $262,372.

The following table summarizes the weighted-average assumptions used for the Black-Scholes option pricing model to determine the fair value of our stock options for the six months ended December 31, 2022 and 2021 (unaudited), respectively, and for the years ended June 30, 2022 and 2021, respectively:

	Six months ended December 31,		Year ended June 30,
	2022	2021 (unaudited)	2022	2021
Expected term (in years)	-	10	10	10
Risk-free interest rate	-	1.42%	1.91%	1.40%
Expected volatility	-	72%	72%	66%
Dividend rate	-	0	0	0

Total stock-based compensation costs were $1,236,700 and $1,266,400 for the six months ended December 31, 2022 and 2021 (unaudited), respectively and $2,350,600 and $2,108,000 for the years ended June 30, 2022 and 2021, respectively.

Stock-based compensation costs related to nonvested awards expected to be recognized in the future are $1,945,300 and $4,527,400 as of December 31, 2022 and 2021 (unaudited) and $3,187,300 and $5,935,000 June 30, 2022 and 2021, respectively.

The weighted-average period over which the nonvested awards is expected to be recognized are 1.14 years and 1.81 years for the six months ended December 31, 2022 and 2021 (unaudited) and 1.51 years and 2.27 years and for the years ended June 30, 2022 and 2021, respectively.

The following table summarizes option activity under all plans during the six months ended December 31, 2022 and 2021 (unaudited) and for the years ended June 30, 2022 and 2021:

	Six months ended December 31,				Year Ending
	2022		2021 (unaudited)		June 30, 2022		June 30, 2021
Shares under option:	Shares	Weighted-Average Exercie Price	Shares	Weighted-Average Exercie Price	Shares	Weighted-Average Exercie Price	Shares	Weighted-Average Exercie Price
Outstanding, beginning	1,158,644	$8.40	1,180,757	$8.73	1,180,757	$8.73	96,586	$4.35
Granted	-	-	60,000	5.85	120,000	5.78	1,094,171	9.07
Exercised	-	-	-	-	-	-	(1,000)	3.05
Forfeited	(42,834)	8.33	(56,000)	10	(142,113)	8.98	(9,000)	3.11
Outstanding, end	1,115,810	$8.40	1,184,757	$8.53	1,158,644	$8.40	1,180,757	$8.73

Options exercisable end of the period	632,175	$8.30	339,743	$7.77	567,594	$8.13	296,821	$7.69
Weighted average fair value per share of options granted during the period		$0.00		$4.48		$4.43		$7.25

NonVested Shares under option:	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding, beginning	591,050	$6.75	970,082	$7.16	970,082	$7.16	44,352	$3.96
Granted	-	-	60,000	4.48	120,000	4.43	1,094,171	7.25
Vested	(106,248)	6.73	(129,068)	6.85	(356,919)	7.17	(168,441)	6.88
Forfeited	(1,167)	4.48	(56,000)	7.31	(142,113)	6.53	-	0
Outstanding, end	483,635	$6.76	845,014	$7.01	591,050	$6.75	970,082	$7.16
	Six months ended December 31,
	2022			2021 (unaudited)
	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term
Vested Shares under option:	632,175	$8.30	7.30	339,743	$7.77	7.88

	Year Ending June 30,
	2022			2021
	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term
Vested Shares under option:	567,594	$8.13	7.73	296,821	$7.69	8.55

	As of December 31, 2022 Options Outstanding			As of December 31, 2022 Exercisable
Range Exercise Price	Number Outstanding	Remaining Contractual Life (Years)	Average Excersie Price	Number Outstanding	Average Excersie Price

$5.35 - $ 11.30	1,055,105	7.85	$8.69	571,470	$8.82
$2.91 - $ 4.65	60,705	4.00	$3.36	60,705	$3.36
	1,115,810			632,175

	As of June 30, 2022 Options Outstanding			As of June 30, 2022 Exercisable
Range Exercise Price	Number Outstanding	Remaining Contractual Life (Years)	Average Excersie Price	Number Outstanding	Average Excersie Price

$5.35 - $ 11.30	1,097,939	8.34	$8.68	506,889	$8.70
$2.91 - $ 4.65	60,705	4.51	$3.37	60,705	$3.37
	1,158,644			567,594

	As of June 30, 2021 Options Outstanding			As of June 30, 2021 Exercisable
Range Exercise Price	Number Outstanding	Remaining Contractual Life (Years)	Average Excersie Price	Number Outstanding	Average Excersie Price

$5.35 - $ 11.30	1,120,052	9.35	$9.03	238,351	$8.76
$2.91 - $ 4.65	60,705	5.28	$3.36	58,470	$3.32
	1,180,757			296,821